FINANCIAL INSTRUMENTS - Hedging Instruments Outstanding (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 UYU ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 UYU ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2021 USD ($) INR (₨) GBP (£) UYU ($) MXN ($) COP ($) ARS ($) EUR (€)	Dec. 31, 2020 USD ($) UYU ($) INR (₨) COP ($) MXN ($) ARS ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value (liabilities)													$ (106)
Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts														90.50
Notional foreign currency rate												$ 87.60
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | £													0.73
Notional foreign currency rate | £				£ 0.74
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													3,902.25
Notional foreign currency rate			$ 3,993.6
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | €													0.86
Notional foreign currency rate | €					€ 0.88
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													44.36
Notional foreign currency rate						$ 44.93
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													106.98
Notional foreign currency rate							$ 106.92
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													108.70
Notional foreign currency rate							106.92
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													110.85
Notional foreign currency rate							106.92
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													107.16
Notional foreign currency rate							106.92
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													115.35
Notional foreign currency rate							$ 111.35
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													21.96	3,530.13
Notional foreign currency rate	$ 20.65									$ 3,433.13
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													75.53	3,475.25
Notional foreign currency rate		₨ 75.52								3,431.93
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													4,037
Notional foreign currency rate			4,005.31
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													4,053.1
Notional foreign currency rate			4,021.61
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													4,040.5
Notional foreign currency rate			4,021.55
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													3,967.65
Notional foreign currency rate			3,993.75
Fair value (liabilities)													$ (52)
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													3,978.05
Notional foreign currency rate			4,004.91
Fair value (liabilities)													$ (54)
Cash flow hedges | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value assets													$ 150	$ 165
Cash flow hedges | Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													75.50	20.15
Notional foreign currency rate		74.50						$ 19.93
Fair value assets													$ 9	$ 22
Cash flow hedges | Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨													74.68	73.72
Notional foreign currency rate | ₨		74.55							₨ 73.31
Fair value assets													$ 2	$ 2
Cash flow hedges | Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨													74.67	73.72
Notional foreign currency rate | ₨		74.55							73.31
Fair value assets													$ 2	$ 3
Cash flow hedges | Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨													74.68	73.72
Notional foreign currency rate | ₨		74.55							73.31
Fair value assets													$ 1	$ 3
Cash flow hedges | Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨													75.67	73.71
Notional foreign currency rate | ₨		74.74							₨ 73.31
Fair value assets													$ 9	$ 1
Cash flow hedges | Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													75.76	3,490.1
Notional foreign currency rate		74.78								$ 3,433.08
Fair value assets													$ 14	$ 133
Cash flow hedges | Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													75.76	42.51
Notional foreign currency rate		74.78									$ 42.47
Fair value assets													$ 20	$ 1
Cash flow hedges | Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | ₨													75.76
Notional foreign currency rate | ₨		₨ 74.78
Fair value assets													$ 5
Cash flow hedges | Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts													4,064.86
Notional foreign currency rate			$ 4,021.21
Fair value assets													$ 88